Noninterest Other Income and Noninterest Other Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income
Income from life insurance	$ 397	$ 107
Other income	349	345
Total other income	746	452
Expenses
ATM and debit card expense	730	613
Supplies and printing	395	394
Communications	323	363
Advertising and public relations	341	466
Vermont franchise tax	459	429
FDIC insurance assessment	351	376
Professional fees	424	417
Expenses of other real estate owned, net	489	302
Equity in losses of limited partnerships	660	515
Branch acquisition expenses	0	407
Prepayment penalties on borrowings	890	177
Other expenses	2,466	2,077
Total other expenses	$ 7,528	$ 6,536